Disclosure of detailed information about fair value of convertible debentures (Details) - $ / shares	3 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Interest rate	10.00%		10.00%
2020 Series [member]
IfrsStatementLineItems [Line Items]
Share price	$ 0.58		$ 0.72
Conversion price			$ 8.90
Term, in years			2 months 19 days
Interest rate			10.00%
Expected volatility			90.00%
Risk-free interest rate			2.85%
Expected dividend yield	0.00%		0.00%
2020 Series [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Conversion price	$ 8.9
Term, in years	3 months
Interest rate	10.00%
Expected volatility	90.00%
Risk-free interest rate	4.32%
2020 Series [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Conversion price	$ 1.10
Term, in years	2 years 9 months
Interest rate	7.00%
Expected volatility	100.00%
Risk-free interest rate	4.15%
EB CD [member]
IfrsStatementLineItems [Line Items]
Share price	$ 0.58		$ 0.72
Conversion price	$ 10.25		$ 10.25
Term, in years	1 year 2 months 26 days	1 year 5 months 23 days
Expected volatility	90.00%		90.00%
Risk-free interest rate	4.60%		3.45%
Expected dividend yield	0.00%		0.00%
Warrant exercise price	$ 15.00		$ 15.00